REGIONS TREASURY MONEY MARKET FUND
REGIONS LIMITED MATURITY GOVERNMENT FUND
REGIONS FIXED INCOME FUND
REGIONS BALANCED FUND
REGIONS VALUE FUND
REGIONS GROWTH FUND
REGIONS AGGRESSIVE GROWTH FUND
(portfolios of Regions Funds)

Supplement  to  Prospectus   and   Statement  of  Additional   Information,   as
appropriate, dated January 31, 1999


     At the June 15, 1999 shareholder meeting, shareholders approved the following changes to become effective July 1, 1999:

         (1)  Elected three Trustees.

         (2) Ratified the selection of the Funds' independent auditors.

         (3) Made the following changes to the Funds' fundamental investment limitations:

              (a) Amended the Funds' fundamental investment policy regarding diversification of its investments to read as follows:

                  "With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer."

              (b) Amended the Funds' fundamental investment policy regarding borrowing money and issuing senior securities to read as follows:

                  "The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act."

              (c) Amended the Funds' fundamental investment policy regarding investments in real estate to read as follows:

                  "The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner."

              (d) Amended the Funds' fundamental investment policy regarding investments in commodities to read as follows:

                  "The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. As a non-fundamental policy, for purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities."

              (e) Amended the Funds' fundamental investment policy regarding underwriting securities to read as follows:

                  "The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933."

              (f) Amended the Funds' fundamental investment policy regarding lending by the Funds to read as follows:

                  "The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests."

              (g) Amended the Funds' fundamental investment policy regarding concentration of the Funds' investments in securities of companies in the same industry to read as follows:

                  "The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration tests so long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry."

               (h)Amended, and made non-fundamental, the Funds' fundamental investment limitation regarding buying securities on margin which now reads as follows:

                  "The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities." (Regions Treasury Money Market Fund and Regions Limited Maturity Government Fund)

                  "The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments." (Regions Fixed Income Fund, Regions Balanced Fund, Regions Value Fund and Regions Growth Fund)

               (i)Amended, and made non-fundamental, the Funds' fundamental investment limitation on pledging assets which now reads as follows:

                  "The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities."

              (j) Eliminated the Funds' fundamental investment limitation on selling securities short.

          (4) Made the following changes to the Funds' non-fundamental investment limitations:

              (a) The Funds eliminated the following non-fundamental investment limitations:

                  (i) The Fund will not purchase securities of a company for the purpose of exercising control or management.

                  (ii)The Fund will not purchase put options on securities
                      unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on put option positions.

                  (iii) The Fund will not write call options on securities
                      unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of further payment.

                    (iv)The Fund will not enter in to transactions for the purpose of engaging in arbitrage.

                  (v) The Fund will not invest more than 10% of the value of its total assets in securities subject to restrictions on resale under federal securities laws, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Board of Trustees. (Regions Limited Maturity Government Fund, Regions Fixed Income Fund, Regions Balanced Fund, Regions Value Fund, Regions Growth Fund and Regions Aggressive Growth Fund)

                  (vi)The Regions Fixed Income Fund will not invest in warrants.

                  (vii) The Fund will not invest more than 5% of the value of its net assets in warrants. (For purposes of this limitation, warrants will be valued at the lower of cost or market value, except that warrants acquired by the Fund in units or attached to securities may be deemed to be without value.) (Regions Balanced Fund, Regions Value Fund, Regions Growth Fund and Regions Aggressive Growth
                      Fund)

                  (viii)The Fund will not engage in when-issued and delayed
                      delivery transactions to the extent that it would cause the segregation of more than 20% of the value of its total assets.

               (b)Amended the Funds' non-fundamental investment limitation regarding illiquid securities to read as follows:

                  "The Fund will not purchase securities for which there is no readily available market, or enter in to repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets." (Regions Treasury Money Market Fund)

                   "The Fund will not purchase securities for which there is no readily available market, or enter in to repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets." (Regions Limited Maturity Government Fund, Regions Fixed Income Fund, Regions Balanced Fund, Regions Value Fund, Regions Growth Fund and Regions Aggressive Growth
                  Fund)

              (c) Amended the Funds' non-fundamental investment limitation regarding investing in the securities of other investment companies to read as follows:

  "The Fund may invest its assets in securities of other investment companies."

              (d) Amended the Regions Value Fund's non-fundamental investment limitation regarding temporary defensive investments to read as follows:

                  "For temporary defensive purposes and to maintain liquidity, the Fund may invest in cash and cash items, including short-term money market instruments; securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and repurchase agreements."

              (e) Adopted the following non-fundamental investment limitations:

                  (i) In applying the Fund's concentration restriction: (a)
                      utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

                  (ii)Regions Treasury Money Market Fund shall invest primarily in U.S. Treasury obligations maturing in 397 days or less.

                  (iii) Regions Fixed Income Fund may engage in reverse
                      repurchase agreements. Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

         (5) Eliminated the following undertakings of the Funds:

              (a) The Regions Treasury Money Market Fund does not intend to borrow money or pledge securities in excess of 5% of its net assets, and has no present intention to invest in closed-end investment companies.

              (b) The Regions Limited Maturity Government Fund has no present intention to borrow money, pledge securities or invest in credit card receivables in excess of 5% of the value of its net assets.

          (c) The Fund has no present intention to borrow money, pledge securities or invest in restricted or illiquid securities in excess of 5% of the value of its net assets. (Regions Fixed Income Fund, Regions Growth Fund and Regions Aggressive Growth
               Fund)

          (d)The Fund has no present intention to borrow money, pledge securities or invest in reverse repurchase agreements in excess of 5% of the value of the Fund's net assets in the coming fiscal year. (Regions Balanced Fund and Regions Value Fund)

              (e) The Fund will: (1) limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets; (2) limit the premiums paid for options purchased by the Fund to 20% of its net assets; and (3) limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets. (Regions Fixed Income Fund, Regions Growth Fund, Regions Balanced Fund, Regions Value Fund and Regions Aggressive Growth Fund)

              (f) The Fund will purchase options only to the extent permitted by the policies of state securities authorities in the states where shares of the Fund are qualified for offer and sale. (Regions Fixed Income Fund, Regions Balanced Fund, Regions Value Fund, Regions Growth Fund and Regions Aggressive Growth
                  Fund)

          (6) Approved amendments to the Funds' Declaration of Trust to permit the Board of Directors to liquidate assets of a series or class without seeking shareholder approval.





                                                                   June 21, 1999


[Graphic]

Federated Securities Corp., Distributor Cusip 75913Q886 Cusip 75913Q878 Cusip 75913Q860 Cusip 75913Q852 Cusip 75913Q704 Cusip 75913Q803 Cusip 75913Q100 Cusip
75913Q209 Cusip 75913Q506 Cusip 75913Q605 Cusip 75913Q308 Cusip 75913Q407 Cusip
75913Q845

G01989-18 (6/99)